Investment Securities - Securities in Continuous Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	$ (18,442)	$ (1,289)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	1,187,758	304,197
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(3,851)	(10,637)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	394,922	553,487
Unrealized gross losses of AFS securities, continuous unrealized loss position	(22,293)	(11,926)
Fair value of AFS securities, continuous unrealized loss position	1,582,680	857,684
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	0	0
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	0	0
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(577)	(2,582)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	49,423	100,467
Unrealized gross losses of AFS securities, continuous unrealized loss position	(577)	(2,582)
Fair value of AFS securities, continuous unrealized loss position	49,423	100,467
U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(759)	(11)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	24,400	3,167
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(697)	(5,638)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	96,195	220,613
Unrealized gross losses of AFS securities, continuous unrealized loss position	(1,456)	(5,649)
Fair value of AFS securities, continuous unrealized loss position	120,595	223,780
Agency pass through mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(17,683)	(1,278)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	1,163,358	301,030
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(2,577)	(2,417)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	249,304	232,407
Unrealized gross losses of AFS securities, continuous unrealized loss position	(20,260)	(3,695)
Fair value of AFS securities, continuous unrealized loss position	$ 1,412,662	$ 533,437